Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	[1]	$ 1,852,896	$ 1,806,090
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2022		132,449
2021		914,663
2020		609,916
2019		135,242
2018		48,638
Prior		13,091
Net investment in finance leases, net		1,853,999
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2022		510,227
2021		15,910
2020		102,141
2019		209,716
Net investment in finance leases, net		837,994
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2022		86,845
2021		829,135
2020		574,140
2019		99,539
2018		31,649
Prior		10,605
Net investment in finance leases, net		1,631,913
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2022		510,227
2021		11,572
2020		102,141
2019		189,454
Net investment in finance leases, net		813,394
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2022		37,398
2021		78,764
2020		33,839
2019		29,508
2018		16,604
Prior		2,466
Net investment in finance leases, net		198,579
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2021		4,338
2019		20,262
Net investment in finance leases, net		24,600
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Nine Months Ended September 30, 2022		8,206
2021		6,764
2020		1,937
2019		6,195
2018		385
Prior		20
Net investment in finance leases, net		$ 23,507

[1]	As of September 30, 2022 and December 31, 2021, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,729,136 and $1,810,712, respectively, and was measured using Level 2 inputs.